Document and Entity Information	Feb. 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	SEALED AIR CORP/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12139
Entity Tax Identification Number	65-0654331
Entity Address, Address Line One	2415 Cascade Pointe Boulevard
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28208
City Area Code	980
Local Phone Number	221-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001012100
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	SEE
Security Exchange Name	NYSE